Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Foreign Currency Forward Contracts to Buy Euros and US Dollars and Sell New Zealand Dollars

The foreign currency forward contracts to buy Euros and US dollars and sell New Zealand dollars at December 31, 2013 were as follows:

	Notional Amount
Foreign Currency	Buy	Sell
New Zealand Dollar	€—	€0.3

	€—	€0.3

	Notional Amount
Foreign Currency	Buy	Sell
New Zealand Dollar	$—	$1.1

	$—	$1.1